Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,886,155.19
Previously Paid Amount	0.00
Total Fee Amount	10,341.78
Total Offset Amount	0.00
Net Fee	$ 10,341.78